Taxation - Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Benefit (Details)(Parenthatical) $ in Millions	6 Months Ended
Mar. 31, 2026 HKD ($)
Reconciling items:
Effect on different tax rates, amount	$ 2